Marketable Investment Securities and Restricted Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Marketable Investment Securities and Restricted Cash and Cash Equivalents

3.     Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consist of the following:

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale.

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 8).

Unrealized Gains (Losses) on Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, we had accumulated net unrealized gains of $1 million and net unrealized losses of $1 million, both net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  A full valuation allowance has been established against any deferred taxes that are capital in nature.  The components of our available-for-sale investments are summarized in the table below.

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

As of June 30, 2012, restricted and non-restricted marketable investment securities include debt securities of $1.122 billion with contractual maturities of one year or less and $366 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of June 30, 2012 and December 31, 2011, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities.  We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

4.     Marketable Investment Securities and Restricted Cash

Our marketable investment securities and restricted cash consist of the following:

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt instruments, all of which are classified as available-for-sale (see Note 2).

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2011 and 2010, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 11).

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2011 and 2010, we had accumulated net unrealized losses of $1 million and net unrealized gains of $4 million net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” A full valuation allowance has been established against any deferred taxes that are capital in nature. The components of our available-for-sale investments are detailed in the table below.

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

As of December 31, 2011, restricted and non-restricted marketable investment securities include debt securities of $675 million with contractual maturities of one year or less and $48 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of December 31, 2011 and 2010, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities. We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We apply the following hierarchy in determining fair value:

•                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

•                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

Our assets measured at fair value on a recurring basis were as follows:

	As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—